SEGMENT - Revenues and property and equipment, net, intangible assets, net, right-of-use assets, land use rights, net and goodwill (Details) ¥ in Millions, $ in Millions	6 Months Ended
	Jun. 30, 2025 CNY (¥)	Jun. 30, 2025 USD ($)	Jun. 30, 2024 CNY (¥)	Dec. 31, 2024 CNY (¥)
SEGMENT
Revenues	¥ 11,821	$ 1,650	¥ 11,426
Property and equipment, net, intangible assets, net, right-of-use assets, land use rights, net and goodwill	43,847			¥ 43,117
China
SEGMENT
Revenues	9,568		9,056
Property and equipment, net, intangible assets, net, right-of-use assets, land use rights, net and goodwill	26,611			27,461
Germany
SEGMENT
Revenues	1,596		1,691
Property and equipment, net, intangible assets, net, right-of-use assets, land use rights, net and goodwill	13,172			11,940
All others
SEGMENT
Revenues	657		¥ 679
Property and equipment, net, intangible assets, net, right-of-use assets, land use rights, net and goodwill	¥ 4,064			¥ 3,716